Summary of Stock Option Activity (Detail) (Stock Option, USD $)	9 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010
Stock Option
Number of Shares
Beginning Balance	4,798,677
Granted	809,449
Exercised	(246,040)
Forfeited	(379,523)
Ending Balance	4,982,563
Exercisable at ending of period	2,553,258
Weighted Average Exercise Price
Beginning Balance	$ 21.71
Granted	$ 20.29
Exercised	$ 12.23
Forfeited	$ 25.70
Ending Balance	$ 21.64
Exercisable at end of period	$ 19.64
Weighted Average Fair Value
Beginning Balance	$ 8.47
Granted	$ 8.53	$ 9.15
Exercised	$ 5.29
Forfeited	$ 9.83
Ending Balance	$ 8.54
Exercisable at end of period	$ 7.83
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	4.67
Exercisable Weighted Average Remaining Contractual Life	3.31